The New Economy Fund®
Investment portfolio
August 31, 2025
unaudited

Common stocks 94.24% Information technology 39.85%	Shares	Value (000)
Broadcom, Inc.	8,413,598	$2,502,120
Microsoft Corp.	4,320,950	2,189,382
Taiwan Semiconductor Manufacturing Co., Ltd.	29,718,000	1,118,844
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,337,220	770,464
NVIDIA Corp.	10,724,330	1,867,964
SK hynix, Inc.	6,519,429	1,248,088
Micron Technology, Inc.	8,937,073	1,063,601
Shopify, Inc., Class A, subordinate voting shares (a)	2,924,015	413,105
Lumentum Holdings, Inc. (a)	2,666,578	354,148
Salesforce, Inc.	1,251,369	320,663
Oracle Corp.	1,162,160	262,799
SAP SE	962,894	261,809
Apple, Inc.	1,119,382	259,853
Motorola Solutions, Inc.	401,868	189,867
NEC Corp.	5,600,258	172,164
AppLovin Corp., Class A (a)	343,195	164,250
Sage Group PLC (The)	11,106,373	163,118
Ciena Corp. (a)	1,677,820	157,665
Adobe, Inc. (a)	406,723	145,078
KLA Corp.	159,862	139,400
MediaTek, Inc.	3,037,400	135,619
ASML Holding NV	129,965	96,544
ASML Holding NV (ADR)	52,263	38,812
ASMPT, Ltd.	13,725,900	123,333
Arista Networks, Inc. (a)	891,948	121,795
Cloudflare, Inc., Class A (a)	566,600	118,255
Entegris, Inc.	1,406,459	117,777
Insight Enterprises, Inc. (a)	805,778	104,880
Constellation Software, Inc.	28,225	93,518
Tokyo Electron, Ltd.	683,000	93,235
Zeta Global Holdings Corp., Class A (a)	4,652,905	91,383
Strategy, Inc., Class A (a)	271,018	90,631
Keyence Corp.	207,100	79,060
Fabrinet, non-registered shares (a)	228,996	75,864
Technoprobe SpA (a)(b)	9,271,017	73,451
EPAM Systems, Inc. (a)	409,237	72,173
eMemory Technology, Inc.	1,071,000	71,516
Infineon Technologies AG	1,559,847	63,953
Synopsys, Inc. (a)	103,342	62,369
Fair Isaac Corp. (a)	35,844	54,542
RingCentral, Inc., Class A (a)	1,631,232	49,769
MongoDB, Inc., Class A (a)	153,752	48,526
MARA Holdings, Inc. (a)(b)	2,744,843	43,863
Accenture PLC, Class A	147,040	38,226
Procore Technologies, Inc. (a)	535,812	37,244
Palo Alto Networks, Inc. (a)	166,527	31,727
The New Economy Fund — Page 1 of 10

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Check Point Software Technologies, Ltd. (a)	129,706	$25,051
Seagate Technology Holdings PLC	146,431	24,513
Credo Technology Group Holding, Ltd. (a)	176,357	21,702
Monday.com, Ltd. (a)	106,799	20,612
Stripe, Inc., Class B (a)(c)(d)	63,586	2,257
		15,886,582
Health care 11.94%
Eli Lilly and Co.	1,112,150	814,739
Alnylam Pharmaceuticals, Inc. (a)	1,532,833	684,425
Vertex Pharmaceuticals, Inc. (a)	1,343,491	525,332
Argenx SE (ADR) (a)	410,022	292,018
Insulet Corp. (a)	836,138	284,187
Illumina, Inc. (a)	2,668,036	266,697
Thermo Fisher Scientific, Inc.	368,173	181,406
Novo Nordisk AS, Class B	2,767,806	156,226
UnitedHealth Group, Inc.	503,646	156,065
Exact Sciences Corp. (a)	3,076,544	145,890
Ionis Pharmaceuticals, Inc. (a)	3,207,752	136,762
Stryker Corp.	326,227	127,688
Molina Healthcare, Inc. (a)	592,591	107,158
iRhythm Technologies, Inc. (a)	625,218	106,275
EssilorLuxottica SA	340,039	103,591
DexCom, Inc. (a)	1,003,667	75,616
Cencora, Inc.	245,022	71,451
Boston Scientific Corp. (a)	636,912	67,194
Daiichi Sankyo Co., Ltd.	2,401,245	57,302
Align Technology, Inc. (a)	403,270	57,248
bioMerieux SA	387,707	53,823
BridgeBio Pharma, Inc. (a)	1,034,257	53,533
IQVIA Holdings, Inc. (a)	193,700	36,960
Alcon, Inc.	462,859	36,881
Abbott Laboratories	202,167	26,819
Caris Life Sciences, Inc., Class A (a)	661,700	25,403
GE HealthCare Technologies, Inc.	283,127	20,875
Intuitive Surgical, Inc. (a)	34,848	16,493
NewAmsterdam Pharma Co. NV (a)	671,098	16,140
Denali Therapeutics, Inc. (a)	1,024,429	15,643
NovoCure, Ltd. (a)	1,098,901	13,549
Cooper Cos., Inc. (a)	168,914	11,384
Krystal Biotech, Inc. (a)	51,144	7,554
ADMA Biologics, Inc. (a)	312,689	5,397
agilon health, Inc. (a)	2,318,249	2,967
		4,760,691
Consumer discretionary 11.68%
Amazon.com, Inc. (a)	6,972,780	1,596,767
MercadoLibre, Inc. (a)	336,473	832,067
Viking Holdings, Ltd. (a)	6,983,467	444,288
Flutter Entertainment PLC (a)	918,692	282,195
Carvana Co., Class A (a)	626,432	232,983
Tesla, Inc. (a)	587,310	196,085
Chipotle Mexican Grill, Inc. (a)	3,984,859	167,922
Trip.com Group, Ltd. (ADR)	1,593,186	117,498
Trip.com Group, Ltd.	622,300	46,105
The New Economy Fund — Page 2 of 10

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Starbucks Corp.	1,716,780	$151,403
Amadeus IT Group SA, Class A, non-registered shares	1,304,575	109,512
Compagnie Financiere Richemont SA, Class A	562,036	98,358
Booking Holdings, Inc.	12,523	70,117
NEXT PLC	408,282	65,994
Hermes International	25,000	61,112
DraftKings, Inc., Class A (a)	924,357	44,351
Hilton Worldwide Holdings, Inc.	121,669	33,588
DoorDash, Inc., Class A (a)	118,388	29,035
Light & Wonder, Inc. (a)	295,898	27,362
adidas AG	133,947	26,112
CAVA Group, Inc. (a)(b)	321,316	21,705
		4,654,559
Financials 10.77%
Affirm Holdings, Inc., Class A (a)	5,507,358	487,181
Mastercard, Inc., Class A	770,309	458,557
Visa, Inc., Class A	1,189,464	418,430
Nu Holdings, Ltd., Class A (a)	26,070,265	385,840
Fiserv, Inc. (a)	2,089,746	288,761
KKR & Co., Inc.	1,580,235	220,427
Progressive Corp.	744,788	184,007
3i Group PLC	3,001,550	163,103
Marsh & McLennan Cos., Inc.	714,272	147,004
Brown & Brown, Inc.	1,389,660	134,728
Adyen NV (a)	74,529	124,893
Arthur J. Gallagher & Co.	369,588	111,893
HDFC Bank, Ltd.	9,360,138	100,871
Apollo Asset Management, Inc.	718,777	97,919
Berkshire Hathaway, Inc., Class B (a)	191,403	96,272
Ares Management Corp., Class A	443,816	79,532
Intercontinental Exchange, Inc.	414,456	73,193
ICG PLC	2,325,038	68,629
Brookfield Corp., Class A	1,002,085	65,857
JPMorgan Chase & Co.	207,450	62,530
BlackRock, Inc.	55,465	62,517
Aon PLC, Class A	168,428	61,813
Credicorp, Ltd.	236,900	60,931
Blue Owl Capital, Inc., Class A	3,080,513	57,051
XP, Inc., Class A	2,745,166	49,797
MSCI, Inc.	83,791	47,570
Morgan Stanley	268,484	40,401
RenaissanceRe Holdings, Ltd.	165,300	40,166
Blackstone, Inc.	217,006	37,195
PayPal Holdings, Inc. (a)	501,629	35,209
First Citizens BancShares, Inc., Class A	16,173	32,086
		4,294,363
Industrials 10.28%
Airbus SE, non-registered shares	2,474,871	518,891
TransDigm Group, Inc.	306,725	429,071
Uber Technologies, Inc. (a)	3,174,342	297,595
Dayforce, Inc. (a)	3,941,209	274,978
Rolls-Royce Holdings PLC	17,637,961	254,888
General Electric Co.	889,311	244,738
The New Economy Fund — Page 3 of 10

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Recruit Holdings Co., Ltd.	3,801,724	$216,662
Melrose Industries PLC	25,481,093	202,612
RTX Corp.	1,082,916	171,750
XPO, Inc. (a)	1,130,140	146,579
Republic Services, Inc.	568,994	133,128
Quanta Services, Inc.	341,045	128,901
BAE Systems PLC	5,059,589	120,251
Siemens AG	382,831	105,997
Siemens Energy AG (a)	936,000	99,357
Safran SA	285,148	94,423
Deere & Co.	183,939	88,041
GE Vernova, Inc.	129,407	79,323
Copart, Inc. (a)	1,376,743	67,199
Weir Group PLC (The)	1,930,998	64,339
Herc Holdings, Inc.	469,744	61,438
Ingersoll-Rand, Inc.	607,409	48,247
Boeing Co. (The) (a)	186,313	43,724
Rocket Lab Corp. (a)	889,087	43,210
FTAI Aviation, Ltd.	276,135	42,483
Hitachi, Ltd.	1,404,300	37,834
Generac Holdings, Inc. (a)	190,930	35,370
Carrier Global Corp.	419,190	27,331
Techtronic Industries Co., Ltd.	1,388,000	17,783
		4,096,143
Communication services 7.23%
Meta Platforms, Inc., Class A	1,344,356	993,076
Alphabet, Inc., Class C	2,206,916	471,243
Alphabet, Inc., Class A	1,401,156	298,320
Tencent Holdings, Ltd.	2,784,015	215,284
ROBLOX Corp., Class A (a)	1,252,694	156,073
SoftBank Group Corp.	1,234,673	133,694
Spotify Technology SA (a)	195,964	133,624
Netflix, Inc. (a)	72,974	88,171
Live Nation Entertainment, Inc. (a)	487,809	81,215
Nintendo Co., Ltd.	762,100	68,105
Universal Music Group NV	2,391,056	67,595
New York Times Co., Class A	1,009,575	60,413
Epic Games, Inc. (a)(c)(d)	84,438	56,488
T-Mobile US, Inc.	125,336	31,583
Take-Two Interactive Software, Inc. (a)	124,108	28,951
		2,883,835
Consumer staples 1.16%
Philip Morris International, Inc.	1,298,423	217,005
Performance Food Group Co. (a)	1,597,831	162,020
Monster Beverage Corp. (a)	817,496	51,020
Ocado Group PLC (a)	6,670,548	30,385
		460,430
The New Economy Fund — Page 4 of 10

unaudited
Common stocks (continued) Energy 0.83%	Shares	Value (000)
Viper Energy, Inc., Class A	3,260,055	$129,897
Baker Hughes Co., Class A	2,444,606	110,985
Noble Corp. PLC, Class A	2,776,211	80,010
Transocean, Ltd. (a)	3,228,702	9,783
		330,675
Materials 0.41%
Resonac Holdings Co., Ltd.	2,166,800	56,294
Linde PLC	106,761	51,063
Air Products and Chemicals, Inc.	108,287	31,848
Avery Dennison Corp.	147,640	25,343
		164,548
Utilities 0.09%
Constellation Energy Corp.	116,888	35,999
Total common stocks (cost: $20,885,474,000)		37,567,825
Preferred securities 0.55% Information technology 0.50%
Databricks, Inc., Series J, preferred shares (a)(c)(d)	945,000	134,663
Anthropic, PBC, Class F, preferred shares (a)(c)(d)	346,983	48,913
Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares (a)(c)(d)	218,360	7,752
Stripe, Inc., Series G, 6.00% noncumulative preferred shares (a)(c)(d)	128,963	4,578
Stripe, Inc., Series BB, 6.00% noncumulative preferred shares (a)(c)(d)	77,454	2,749
Stripe, Inc., Series H, 6.00% noncumulative preferred shares (a)(c)(d)	22,617	803
		199,458
Industrials 0.05%
Zipline International, Inc., Series G, preferred shares (a)(c)(d)	476,800	19,868
Total preferred securities (cost: $166,504,000)		219,326
Rights & warrants 0.51% Information technology 0.51%
OpenAI Global, LLC, rights (a)(c)(d)	81,374,081	203,435
Total rights & warrants (cost: $81,374,000)		203,435
Convertible stocks 0.16% Information technology 0.16%
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares (c)(d)	30,562,347	32,396
Tarana Wireless, Inc., Series 7, noncumulative convertible preferred shares (c)(d)	922,043	978
Strategy, Inc., 8.00% perpetual convertible preferred shares (b)	336,300	31,713
Total convertible stocks (cost: $55,672,000)		65,087
Convertible bonds & notes 0.02% Information technology 0.02%	Principal amount (000)
Wolfspeed, Inc., convertible notes, 1.875% 12/1/2029 (e)	USD16,936	6,224
Total convertible bonds & notes (cost: $9,510,000)		6,224
The New Economy Fund — Page 5 of 10

unaudited
Short-term securities 4.56% Money market investments 4.54%	Shares	Value (000)
Capital Group Central Cash Fund 4.29% (f)(g)	18,112,244	$1,811,406
Money market investments purchased with collateral from securities on loan 0.02%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.21% (f)(h)	7,654,362	7,654
Total short-term securities (cost: $1,818,719,000)		1,819,060
Total investment securities 100.04% (cost: $23,017,253,000)		39,880,957
Other assets less liabilities (0.04)%		(17,795)
Net assets 100.00%		$39,863,162
Investments in affiliates (g)

	Value at 12/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2025 (000)	Dividend or interest income (000)
Short-term securities 4.54%
Money market investments 4.54%
Capital Group Central Cash Fund 4.29% (f)	$1,409,961	$4,621,376	$4,220,010	$(160)	$239	$1,811,406	$54,736
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.29% (f)	10,000		10,000 (i)			—	— (j)
Total 4.54%				$(160)	$239	$1,811,406	$54,736
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
OpenAI Global, LLC, rights (a)(c)	9/30/2024	$81,374	$203,435	0.51%
Databricks, Inc., Series J, preferred shares (a)(c)	12/17/2024	87,413	134,663	0.34
Epic Games, Inc. (a)(c)	3/29/2021	74,728	56,488	0.14
Anthropic, PBC, Class F, preferred shares (a)(c)	8/29/2025	48,913	48,913	0.12
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares (c)	2/18/2022	25,000	32,396	0.08
Tarana Wireless, Inc., Series 7, noncumulative convertible preferred shares (c)	6/27/2023	986	978	0.00 (k)
Zipline International, Inc., Series G, preferred shares (a)(c)	6/7/2024	20,000	19,868	0.05
Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares (a)(c)	8/24/2023	4,703	7,752	0.02
Stripe, Inc., Series G, 6.00% noncumulative preferred shares (a)(c)	9/29/2023	2,899	4,578	0.01
Stripe, Inc., Series BB, 6.00% noncumulative preferred shares (a)(c)	8/24/2023	1,668	2,749	0.01
Stripe, Inc., Class B (a)(c)	8/24/2023-5/6/2021	2,346	2,257	0.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares (a)(c)	3/15/2021	908	803	0.00 (k)
Total		$350,938	$514,880	1.29%

The New Economy Fund — Page 6 of 10

unaudited
(a)	Security did not produce income during the last 12 months.
(b)	All or a portion of this security was on loan.
(c)	Value determined using significant unobservable inputs.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)	Scheduled interest and/or principal payment was not received.
(f)	Rate represents the seven-day yield at 8/31/2025.
(g)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(h)	Security purchased with cash collateral from securities on loan.
(i)	Represents net activity.
(j)	Dividend income is included with securities lending income and is not shown in this table.
(k)	Amount less than 0.01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
The New Economy Fund — Page 7 of 10

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of August 31, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$12,183,591	$3,700,734	$2,257	$15,886,582
Health care	4,352,868	407,823	—	4,760,691
Consumer discretionary	4,247,366	407,193	—	4,654,559
Financials	3,836,867	457,496	—	4,294,363
Industrials	2,363,106	1,733,037	—	4,096,143
Communication services	2,342,669	484,678	56,488	2,883,835
Consumer staples	430,045	30,385	—	460,430
Energy	330,675	—	—	330,675
Materials	108,254	56,294	—	164,548
Utilities	35,999	—	—	35,999
Preferred securities	—	—	219,326	219,326
Rights & warrants	—	—	203,435	203,435
Convertible stocks	31,713	—	33,374	65,087
Convertible bonds & notes	—	6,224	—	6,224
Short-term securities	1,819,060	—	—	1,819,060
Total	$32,082,213	$7,283,864	$514,880	$39,880,957
The New Economy Fund — Page 8 of 10

unaudited
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended August 31, 2025 (dollars in thousands):
	Beginning value at 11/30/2024	Transfers into Level 3*	Purchases	Sales	Net realized gain (loss)	Unrealized appreciation (depreciation)	Transfers out of Level 3*	Ending value at 8/31/2025
Investment securities	$200,727	$—	$136,325	$—	$—	$177,828	$—	$514,880
Net unrealized appreciation (depreciation) during the period on Level 3 investment securities held at August 31, 2025								$177,828
*
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 8/31/2025	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Common stocks	$58,745	Market compa- rables	EV/Sales multiple	5.1x	5.1x	Increase
			Net adjustment (increase) based on movement of market compa- rables	31%	31%	Increase
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
Preferred securities	$219,326	Market compa- rables	EV/Sales multiple	4.4x	4.4x	Increase
			Risk discount	15%	15%	Decrease
			Net adjustment (increase) based on movement of market compa- rables	23%	23%	Increase
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	5%	5%	Decrease
Rights & warrants	$203,435	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	15%	15%	Decrease
Convertible stocks	$33,374	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	1%	1%	Decrease
	$514,880
*
Weighted average is by relative fair value.
†
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
Key to abbreviation(s)
ADR = American Depositary Receipts
EV = Enterprise value
USD = U.S. dollars
The New Economy Fund — Page 9 of 10

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP3-014-1025
The New Economy Fund — Page 10 of 10